RELATED PARTY TRANSACTIONS (Details)			3 Months Ended		12 Months Ended
	Dec. 23, 2020 USD ($) item	Jun. 03, 2020 USD ($)	Mar. 31, 2021 USD ($) ft²	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) ft²	Jun. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019
RELATED PARTY TRANSACTIONS
Number of board members | item	5
Accrued interest earned and owed			$ 9,500		$ 1,000
Related party note payable
RELATED PARTY TRANSACTIONS
Aggregate amount	$ 340,000		340,000		340,000		$ 100,000
10% Notes
RELATED PARTY TRANSACTIONS
Aggregate amount			$ 4,260,000		$ 2,600,000
Interest rate (as a percent)	10.00%		10.00%		10.00%		10.00%
15% Notes
RELATED PARTY TRANSACTIONS
Aggregate amount					$ 200,000		$ 200,000
Interest rate (as a percent)				15.00%	15.00%		15.00%	12.00%
Consulting agreement
RELATED PARTY TRANSACTIONS
Initial monthly consulting fees paid		$ 8,333
Aggregate amount of consulting fees paid			$ 24,999	$ 0	$ 58,333
Subscription agreement
RELATED PARTY TRANSACTIONS
Outstanding balances of existing holders for which the Company will seek an extended maturity date						$ 2,331,000
Lease agreement
RELATED PARTY TRANSACTIONS
Leased space (in sq ft) | ft²			17,000		17,000
Monthly rent expenses			$ 34,636		$ 33,680
Monthly rent attributable to base rent			30,900		30,000
Monthly rent attributable to property taxes			3,736		3,680
Aggregate rent expense			$ 115,000	$ 0	286,000
Notes payable
RELATED PARTY TRANSACTIONS
Notes payable amount included in 15% Notes					100,000
Interest paid on notes payable to related party					$ 15,000
Notes payable | 15% Notes
RELATED PARTY TRANSACTIONS
Interest rate (as a percent)					15.00%